Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares		Additional Paid-In Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Loss	Shareholders' Equity Attributable to BGM Group Ltd	Non-controlling Interests	Total
Balance as of beginning at Sep. 30, 2022	$ 59,583		$ 36,410,931	$ 15,509,177	$ 3,118,542	$ (2,046,091)	$ 53,052,142	$ 1,911,394	$ 54,963,536
Balance as of beginning (in shares) at Sep. 30, 2022	7,226,480	[1]							7,226,480
Increase (Decrease) in Stockholders' Equity
Net loss for the year				(7,780,620)			(7,780,620)	(341,450)	$ (8,122,070)
Acquisition of equity interest from unrelated third party shareholders								(28,356)	(28,356)
Contribution from non controlling interest								56,711	56,711
Appropriation for statutory reserve				(44,667)	43,791		(876)	876
Dividend				(1,787,517)			(1,787,517)		(1,787,517)
Foreign currency translation adjustment						(690,996)	(690,996)	(39,907)	(730,903)
Balance as of ending at Sep. 30, 2023	$ 59,583		36,410,931	5,896,373	3,162,333	(2,737,087)	42,792,133	1,559,268	$ 44,351,401
Balance as of ending (in shares) at Sep. 30, 2023	7,226,480	[1]							7,226,480
Increase (Decrease) in Stockholders' Equity
Net loss for the year				(1,442,830)			(1,442,830)	(74,331)	$ (1,517,161)
Appropriation for statutory reserve				(104,166)	103,748		(418)	418
Foreign currency translation adjustment						1,394,959	1,394,959	(135,850)	1,259,109
Balance as of ending at Sep. 30, 2024	$ 59,583		$ 36,410,931	$ 4,349,377	$ 3,266,081	$ (1,342,128)	$ 42,743,844	$ 1,349,505	$ 44,093,349
Balance as of ending (in shares) at Sep. 30, 2024	7,226,480	[1]							7,226,480

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation.